SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund

Supplement dated July 10, 2012
to the Class A Shares Prospectus dated September 30, 2011

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Class A Shares Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Adviser Name for the Small Cap Fund

Due to a change in the Sub-Adviser's name, all references to "TW Asset Management LLC" are hereby deleted and replaced with "Timberline Asset Management LLC."

Change in Sub-Advisers for the Small/Mid Cap Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small/Mid Cap Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Timberline Asset Management LLC	Kenneth A. Korngiebel	Since 2012	Chief Investment Officer, Lead Portfolio Manager

In addition, under the heading "Small/Mid Cap Equity Fund," in the sub-section entitled "Sub-Advisers and Portfolio Managers," in the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Timberline Asset Management LLC: Timberline Asset Management LLC (Timberline), located at One Montgomery Street, Suite 3700, San Francisco, California 94104, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Kenneth A. Korngiebel, Chief Investment Officer and Lead Portfolio Manager of the Timberline growth portfolios, manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Timberline. Mr. Korngiebel founded Timberline in October 2006 as an indirect subsidiary of Thomas Weisel Partners Group, Inc. Prior to joining Timberline, he served as a managing director at Columbia Management and was Lead Portfolio Manager of its Portland-based small, small/mid and mid cap growth strategies. Prior to his tenure at Columbia Management, Mr. Korngiebel held positions in private equity and commercial real estate. Mr. Korngiebel holds a BA in Economics from Stanford University (1987) and an MBA, with a focus on finance, from the Wharton School at the University of Pennsylvania (1996). He is a member of the Portland Society of Financial Analysts.

There are no other changes in the portfolio management of the Small/Mid Cap Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-794 (07/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund
Small/Mid Cap Equity Fund

Supplement dated July 10, 2012
to the Statement of Additional Information ("SAI") dated September 30, 2011

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Adviser Name for the Small Cap and Small/Mid Cap Equity Funds

Due to a change in the Sub-Adviser's name, all references to "TW Asset Management LLC" are hereby deleted and replaced with "Timberline Asset Management LLC."

Change in Sub-Advisers for the Small Cap and Small/Mid Cap Equity Funds

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to TW Asset Management LLC, which was added via a supplement filed on December 19, 2011, is hereby deleted and replaced with the following:

TIMBERLINE ASSET MANAGEMENT LLC—Timberline Asset Management LLC ("Timberline") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small/Mid Cap Equity Funds. Timberline, a Delaware limited liability company, was founded in 2006 and registered with the SEC in 2007. Timberline is an affiliate of Stifel Financial Corp. ("Stifel"), a public company traded on the New York Stock Exchange, and is 65% owned by Thomas Weisel Asset Management LLC ("TWAM") and 35% owned by employees. TWAM is a wholly owned subsidiary of Thomas Weisel Partners Group, Inc., which is in turn a wholly owned subsidiary of Stifel. No shareholder holds 25% or more of Stifel.

Under the heading "Portfolio Management," in the section entitled "The Adviser and the Sub-Advisers," all text relating to TW Asset Management LLC, which was added via a supplement filed on December 19, 2011, is hereby deleted and replaced with the following:

Timberline

Compensation. SIMC pays Timberline a fee based on the assets under management of the Small Cap and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between Timberline and SIMC. Timberline pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small/Mid Cap Equity Funds. The following information relates to the period ended March 31, 2012.

All investment team members' incentives (portfolio managers, co-portfolio managers and analysts) are determined by their individual contributions to the performance of the firm's portfolio strategies and by the pre-tax total return of the strategy composites versus their relevant benchmarks and their peers over the current year and the previous three years.

The three portfolio strategies and their benchmarks are:

• Timberline Small Cap Growth Strategy: Russell 2000 Growth Index

• Timberline Small/Mid Cap Growth Strategy: Russell 2500 Growth Index

• Timberline Mid Cap Growth Strategy: Russell Mid Cap Growth Index

Ownership of Fund Shares. As of March 31, 2012, Timberline's portfolio manager did not beneficially own any shares of the Small Cap or Small/Mid Cap Equity Fund.

Other Accounts. As of March 31, 2012, in addition to the Small Cap and Small/Mid Cap Equity Funds, Timberline's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kenneth. A. Korngiebel	4	$109.0	0	$0	49	$182.9

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Timberline's portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with his management of the Small Cap and Small/Mid Cap Equity Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Small Cap and Small/Mid Cap Equity Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap and Small/Mid Cap Equity Funds. Timberline does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Timberline believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Timberline's portfolio manager's day-to-day management of the Small Cap and Small/Mid Cap Equity Funds. Because of his position with the Small Cap and Small/Mid Cap Equity Funds, the portfolio manager knows the size, timing and possible market impact of Small Cap Fund and Small/Mid Cap Equity Fund trades. It is theoretically possible that Timberline's portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Small Cap or Small/Mid Cap Equity Fund. However, Timberline has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Timberline's portfolio manager's management of the Small Cap and Small/Mid Cap Equity Funds and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Small Cap and Small/Mid Cap Equity Funds. This conflict of interest may be exacerbated to the extent that Timberline or its portfolio manager receive, or expect to receive, greater compensation from Timberline's management of the other accounts than from the Small Cap and Small/Mid Cap Equity Funds. Notwithstanding this theoretical conflict of interest, it is Timberline's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Timberline has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Timberline's portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Small Cap and Small/Mid Cap Equity Funds, such securities might not be suitable for the Small Cap and Small/Mid Cap Equity Funds given their investment objectives and related restrictions.

There are no other changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-795 (07/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund

Supplement dated July 10, 2012
to the Class A Shares Prospectus dated March 28, 2012

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Class A Shares Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap II Fund.

Change in Sub-Adviser Name for the Small Cap II Fund

Due to a change in the Sub-Adviser's name, all references to "TW Asset Management LLC" are hereby deleted and replaced with "Timberline Asset Management LLC."

Change in Sub-Advisers for the Small Cap II Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap II Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiduciary Management Associates, LLC	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Team Leader

	Leo Harmon, CFA	Since 2012	Managing Director, Small/SMID Cap Associate Team Leader

In addition, under the heading "Small Cap II Fund," in the sub-section entitled "Sub-Advisers and Portfolio Managers," in the section entitled "Investment Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

Fiduciary Management Associates, LLC: Fiduciary Management Associates, LLC (FMA), located at 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap II Fund. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Small/SMID Cap Team Leader, and Leo Harmon, CFA, Managing Director and Small/SMID Cap Associate Team Leader, manage the portion of the Small Cap II Fund's assets allocated to FMA. Ms. Vorisek joined FMA in 1996 and was appointed FMA's chief investment officer in 2000. In her various roles with the firm, Ms. Vorisek oversees all aspects of the investment process, manages the firm's research efforts and has responsibility for the portfolio management of FMA's small/SMID cap products, as well as analytical responsibility for the consumer staples and energy sectors. She possesses 28 years of experience in the investment industry and holds a BS in finance from Marquette University and an MBA from the Kellogg Graduate School of Management at Northwestern University in finance and international business. Mr. Harmon has 19 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA in 2003, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. He earned a BS from Bradley University and a MBA from Duke University.

There are no other changes in the portfolio management of the Small Cap II Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-796 (07/12)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund

Supplement dated July 10, 2012
to the Statement of Additional Information ("SAI") dated March 28, 2012

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap II Fund.

Change in Sub-Adviser Name for the Small Cap II Fund

Due to a change in the Sub-Adviser's name, all references to "TW Asset Management LLC" are hereby deleted and replaced with "Timberline Asset Management LLC."

Change in Sub-Advisers for the Small Cap II Fund

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and the Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

FIDUCIARY MANAGEMENT ASSOCIATES, LLC—Fiduciary Management Associates, LLC ("FMA") serves as a Sub-Adviser to a portion of the assets of the Small Cap II Fund. FMA is an independent employee-owned firm. Approximately two-thirds of the firm's equity is woman- and minority-owned. FMA was founded in October 1980 and has been 100% employee-owned since 2002. In addition to the Small Cap II Fund, FMA also manages separate account portfolios for a national client base that includes corporate pension funds, foundations and endowments, and public pension funds. As of March 31, 2012, FMA had approximately $1.5 billion under management.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and the Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

FMA

Compensation. SIMC pays FMA a fee based on the assets under management of the Small Cap II Fund as set forth in an investment sub-advisory agreement between FMA and SIMC. FMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap II Fund. The following information relates to the period ended March 31, 2012.

FMA compensates its portfolio managers through a competitive annual salary, bonuses, participation in FMA's profit sharing plan, option plan, and equity ownership. Investment team members' salaries are augmented by a bonus that is based on investment performance for the calendar year. Several factors determine an individual's incentive compensation. Product performance relative to the benchmark and appropriate peer group represents approximately 50-65% of an individual's incentive compensation and the success of the individual's recommendations relative to his sector represents between 35-50% of the potential incentive compensation. In measuring the compensation attributable to the product's investment performance, FMA examines the product's performance relative to the Russell 2000 Value Index. FMA uses PSN to measure FMA's rankings relative to its peers. Lastly, the Vestek attribution system is used to analyze an employee's relative performance compared to their sectors under coverage.

Although a significant portion of the incentive compensation is based on product performance and the individual's recommendations, the Funds' portfolio managers are owners of the firm and as such, obtain a meaningful percentage of their compensation from their ownership positions. Additionally, the portfolio managers are also invested in the strategy as shareholders of the John Hancock Small Company Fund (a mutual fund sub-advised by FMA in the small cap strategy). As owners of FMA and investors in the small cap strategy, the portfolio managers' goals, as they relate to performance, are focused on the long-term success of the strategy and the firm. Investment professionals' compensation is not tied to specific clients or client groups. FMA does not have any performance fee arrangements with any client accounts.

Ownership of Fund Shares. As of March 31, 2012, the portfolio managers did not beneficially own any shares of the Small Cap II Fund.

Other Accounts. As of March 31, 2012, in addition to the Small Cap II Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kathryn A. Vorisek	1	$199.7	0	$0	27	$1,162.2
Leo Harmon, CFA	1	$199.7	0	$0	27	$1,162.2

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. FMA has established policies and procedures to monitor that the purchases and sales of securities among similarly managed accounts are fairly and equitably allocated over time. These include:

• Use of and strict adherence to product strategies and uniform investment and trading processes.

• Frequent use of block trades for most transactions involving multiple accounts; the Small Cap II Fund is included in all applicable block trades, except where a cash flow issue exists; pre-trade allocations are made and non-routine adjustments to this allocation must be approved by the CCO.

• All clients participating in block trades receive a pro rata allocation of shares and the same execution price, generally average share price. To the extent commission negotiation has been left to FMA, transaction costs are shared pro rata based on each client's participation in the trade. The CCO must approve any allocations that deviate from this policy.

• The same allocation policy applies to IPOs and other limited investments. The CCO is copied on all IPO transactions, including the allocation of such transactions.

• Research services provided by brokers may not always be utilized in connection with the Small Cap II Fund or other client accounts that may have provided the commissions or a portion of the commissions paid to the broker providing the services. FMA allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

• Disclosure of fees, relationships, investment and trading practices in Form ADV.

There are no other changes in the portfolio management of the Small Cap II Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-797 (07/12)